Vessels, net, Vessel Acquisitions and Vessels' Improvements (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($) Subsidiary Agreement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Vessel Acquisitions [Abstract]
Other non-current assets		$ 522	$ 819
Payments for vessels' improvements		2,109	1,777	$ 0
Number of subsidiaries acquiring vessels | Subsidiary	4
Number of memoranda of agreement to acquire vessels | Agreement	4
Continuing Operations [Member] | Briolette and P. Fos [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels			2,218
Payments for vessels' improvements			1,758
Continuing Operations [Member] | Blue Moon [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels		1,218
Other non-current assets			558
Vessels' improvements transferred from other non-current assets		558
Payments for vessels' improvements		1,199	$ 19
Continuing Operations [Member] | P. Kikuma [Member]
Vessel Acquisitions [Abstract]
Payments for vessels' improvements		$ 450
Continuing Operations [Member] | Aframax Tankers [Member]
Vessel Acquisitions [Abstract]
Pre-delivery costs capitalized	$ 677
Continuing Operations [Member] | P. Sophia [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	27,577
Continuing Operations [Member] | P. Aliki [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	36,500
Continuing Operations [Member] | P. Monterey [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	35,000
Continuing Operations [Member] | P. Long Beach [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels	$ 43,750